Attorneys and Counselors at Law

Daniel H. April

Patrick J. Dolan

February 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Registrant”) File Nos. 33-14905/811-05201 Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that: (a) the forms of prospectus and statement of additional information used with respect to Thornburg Global Opportunities Fund, Thornburg International Equity Fund, Thornburg Better World International Fund, Thornburg International Growth Fund, Thornburg Developing World Fund, Thornburg Investment Income Builder Fund, Thornburg Summit Fund, Thornburg Ultra Short Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Core Plus Bond Fund, Thornburg Strategic Income Fund, Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Emerging Markets Managed Account Fund, Thornburg Municipal Managed Account Fund, Thornburg High Income Bond Managed Account Fund, and Thornburg Investment Grade Bond Managed Account Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 162 to the Registrant’s Registration Statement (“Amendment No. 162”); and (b) that Amendment No. 162 was filed electronically with the Commission.

Please contact me with any questions.

Sincerely,

/s/ Dan April

Dan April

460 St. Michael’s Drive, Suite 603	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Santa Fe, New Mexico 87505	Website: www.catchlaw.com	Extension 1